Product Warranties (Tables)	12 Months Ended
Sep. 30, 2015
Product Warranties Disclosures [Abstract]
Changes in Carrying Amount of Product Warranty Liability
The changes in the carrying amount of the Company’s total product warranty liability, including extended warranties for which deferred revenue is recorded, for the fiscal years ended September 30, 2015 and 2014 were as follows (in millions):

	Year Ended September 30,
	2015	2014
Balance at beginning of period	$319	$256
Accruals for warranties issued during the period	280	279
Accruals from acquisitions and divestitures	—	3
Accruals related to pre-existing warranties (including changes in estimates)	(11)	2
Settlements made (in cash or in kind) during the period	(282)	(218)
Currency translation	(6)	(3)
Balance at end of period	$300	$319